Condensed consolidating financial information for bonds issued by WPP Finance 2010 with WPP plc as parent guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as subsidiary guarantors - Condensed Consolidating Income Statement Information (Detail) - GBP (£)
£ in Millions
		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Condensed Consolidating Income Statement Information
Revenue	[1],[2]	£ 15,602.4	£ 15,804.2		£ 14,887.3
Costs of services		(12,663.5)	(12,629.0)	[2]	(11,846.5)	[2]
Gross profit		2,938.9	3,175.2	[2]	3,040.8	[2]
General and administrative costs		(1,507.5)	(1,267.0)	[2]	(977.7)	[2]
Operating profit		1,431.4	1,908.2	[2]	2,063.1	[2]
Share of results of associates		43.5	113.5	[2]	49.8	[2]
Profit before interest and taxation		1,474.9	2,021.7	[2]	2,112.9	[2]
Finance income		104.8	95.2	[2]	80.4	[2]
Finance costs		(289.3)	(269.8)	[2]	(254.5)	[2]
Revaluation of financial instruments		172.9	262.2	[2]	(48.3)	[2]
Profit before taxation		1,463.3	2,109.3	[2]	1,890.5	[2]
Taxation		(323.9)	(197.0)	[2]	(388.9)	[2]
Profit for the year		1,139.4	1,912.3	[2]	1,501.6	[2]
Attributable to:
Equity holders of the parent		1,062.9	1,816.6	[2]	1,400.1	[2]
Non-controlling interests		76.5	95.7	[2]	101.5	[2]
Profit for the year		1,139.4	1,912.3	[2]	1,501.6	[2]
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Condensed Consolidating Income Statement Information
Revenue		15,602.4	15,804.2	[2]	14,887.3	[2]
Costs of services		(12,663.5)	(12,629.0)	[2]	(11,846.5)	[2]
Gross profit		2,938.9	3,175.2	[2]	3,040.8	[2]
General and administrative costs		(1,507.5)	(1,267.0)	[2]	(977.7)	[2]
Operating profit		1,431.4	1,908.2	[2]	2,063.1	[2]
Share of results of associates		43.5	113.5	[2]	49.8	[2]
Profit before interest and taxation		1,474.9	2,021.7	[2]	2,112.9	[2]
Finance income		104.8	95.2	[2]	80.4	[2]
Finance costs		(289.3)	(269.8)	[2]	(254.5)	[2]
Revaluation of financial instruments		172.9	262.2	[2]	(48.3)	[2]
Profit before taxation		1,463.3	2,109.3	[2]	1,890.5	[2]
Taxation		(323.9)	(197.0)	[2]	(388.9)	[2]
Profit for the year		1,139.4	1,912.3	[2]	1,501.6	[2]
Attributable to:
Equity holders of the parent		1,062.9	1,816.6	[2]	1,400.1	[2]
Non-controlling interests		76.5	95.7	[2]	101.5	[2]
Profit for the year		1,139.4	1,912.3	[2]	1,501.6	[2]
WPP plc [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Condensed Consolidating Income Statement Information
General and administrative costs		10.8	14.1	[2]	13.8	[2]
Operating profit		10.8	14.1	[2]	13.8	[2]
Share of results of subsidiaries		1,179.2	1,901.2	[2]	1,497.4	[2]
Profit before interest and taxation		1,190.0	1,915.3	[2]	1,511.2	[2]
Finance costs		(127.1)	(99.3)	[2]	(102.5)	[2]
Revaluation of financial instruments	[2]		0.6		(8.6)
Profit before taxation		1,062.9	1,816.6	[2]	1,400.1	[2]
Profit for the year		1,062.9	1,816.6	[2]	1,400.1	[2]
Attributable to:
Equity holders of the parent		1,062.9	1,816.6	[2]	1,400.1	[2]
Profit for the year		1,062.9	1,816.6	[2]	1,400.1	[2]
Subsidiary Guarantors [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Condensed Consolidating Income Statement Information
General and administrative costs		(305.8)	74.7	[2]	(828.2)	[2]
Operating profit		(305.8)	74.7	[2]	(828.2)	[2]
Share of results of subsidiaries		1,710.2	2,016.5	[2]	2,518.2	[2]
Profit before interest and taxation		1,404.4	2,091.2	[2]	1,690.0	[2]
Finance income		27.8	24.5	[2]	28.8	[2]
Finance costs		(248.9)	(221.5)	[2]	(222.1)	[2]
Profit before taxation		1,183.3	1,894.2	[2]	1,496.7	[2]
Taxation		(4.1)	7.0	[2]	0.7	[2]
Profit for the year		1,179.2	1,901.2	[2]	1,497.4	[2]
Attributable to:
Equity holders of the parent		1,179.2	1,901.2	[2]	1,497.4	[2]
Profit for the year		1,179.2	1,901.2	[2]	1,497.4	[2]
WPP Finance 2010 [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Condensed Consolidating Income Statement Information
General and administrative costs	[2]				(0.1)
Operating profit	[2]				(0.1)
Profit before interest and taxation	[2]				(0.1)
Finance income		102.3	110.6	[2]	121.1	[2]
Finance costs		(103.1)	(103.4)	[2]	(98.8)	[2]
Revaluation of financial instruments		(1.1)	(5.4)	[2]	7.0	[2]
Profit before taxation		(1.9)	1.8	[2]	29.2	[2]
Profit for the year		(1.9)	1.8	[2]	29.2	[2]
Attributable to:
Equity holders of the parent		(1.9)	1.8	[2]	29.2	[2]
Profit for the year		(1.9)	1.8	[2]	29.2	[2]
Other Subsidiaries [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Condensed Consolidating Income Statement Information
Revenue		15,602.4	15,804.2	[2]	14,887.3	[2]
Costs of services		(12,663.5)	(12,629.0)	[2]	(11,846.5)	[2]
Gross profit		2,938.9	3,175.2	[2]	3,040.8	[2]
General and administrative costs		(1,212.5)	(1,355.8)	[2]	(163.2)	[2]
Operating profit		1,726.4	1,819.4	[2]	2,877.6	[2]
Share of results of associates		43.5	113.5	[2]	49.8	[2]
Profit before interest and taxation		1,769.9	1,932.9	[2]	2,927.4	[2]
Finance income		300.6	262.8	[2]	231.9	[2]
Finance costs		(136.1)	(148.3)	[2]	(132.5)	[2]
Revaluation of financial instruments		174.0	267.0	[2]	(46.7)	[2]
Profit before taxation		2,108.4	2,314.4	[2]	2,980.1	[2]
Taxation		(319.8)	(204.0)	[2]	(389.6)	[2]
Profit for the year		1,788.6	2,110.4	[2]	2,590.5	[2]
Attributable to:
Equity holders of the parent		1,712.1	2,014.7	[2]	2,489.0	[2]
Non-controlling interests		76.5	95.7	[2]	101.5	[2]
Profit for the year		1,788.6	2,110.4	[2]	2,590.5	[2]
Reclassifications/Eliminations [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Condensed Consolidating Income Statement Information
Share of results of subsidiaries		(2,889.4)	(3,917.7)	[2]	(4,015.6)	[2]
Profit before interest and taxation		(2,889.4)	(3,917.7)	[2]	(4,015.6)	[2]
Finance income		(325.9)	(302.7)	[2]	(301.4)	[2]
Finance costs		325.9	302.7	[2]	301.4	[2]
Profit before taxation		(2,889.4)	(3,917.7)	[2]	(4,015.6)	[2]
Profit for the year		(2,889.4)	(3,917.7)	[2]	(4,015.6)	[2]
Attributable to:
Equity holders of the parent		(2,889.4)	(3,917.7)	[2]	(4,015.6)	[2]
Profit for the year		£ (2,889.4)	£ (3,917.7)	[2]	£ (4,015.6)	[2]

[1]	Intersegment sales have not been separately disclosed as they are not material.
[2]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.